Property, Plant and Equipment (Impairment Test of Property, Plant and Equipment) (Details) $ in Millions	3 Months Ended
	Mar. 31, 2022 CAD ($) $ / bbl	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 $ / bbl	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / bbl	Dec. 31, 2022 $ / MMbtu	Dec. 31, 2022	Mar. 31, 2022 $ / $	Mar. 31, 2022 $ / bbl	Mar. 31, 2022 $ / MMbtu	Dec. 31, 2021	Jun. 30, 2021 $ / bbl	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / bbl	Jun. 30, 2021 $ / MMbtu	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark commodity price, assumed annual increase, percent							2.00%				2.00%					2.00%
Impairment reversal | $	$ 1,540.9
Forecast benchmark, commodity price, assumed exchanged rate																80.00%
Saskatchewan Viking Disposition
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $		$ 1,490.0
Southwest Saskatchewan
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $		1,090.0
Alberta
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $		0.0
Northern U.S.
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $		$ 0.0
2021 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices												71.33		88.83
Closing foreign exchange rate | $ / $													0.803
2021 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu															3.46
2022 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	94.17								117.71			67.20		83.79
Closing foreign exchange rate | $ / $								0.800					0.802
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu										5.18					3.13
2023 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	84.05		80.33		107.83				105.06			63.95		79.94
Closing foreign exchange rate | $ / $				0.745				0.800					0.800
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.23				4.18					2.72
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	75.38		78.50		102.61				94.23			63.23		79.04
Closing foreign exchange rate | $ / $				0.765				0.800					0.800
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.40				3.38					2.71
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	74.41		76.95		100.20				93.01			64.50		80.63
Closing foreign exchange rate | $ / $				0.768				0.800					0.800
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.21				3.34					2.76
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	75.90		77.61		100.53				94.88			65.79		82.24
Closing foreign exchange rate | $ / $				0.772				0.800					0.800
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.27				3.41					2.82
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	77.42		79.16		102.14				96.78			67.10		83.88
Closing foreign exchange rate | $ / $				0.775				0.800					0.800
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.34				3.48					2.88
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	78.97		80.74		104.18				98.71			68.44		85.55
Closing foreign exchange rate | $ / $				0.775				0.800					0.800
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.43				3.54					2.94
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	80.55		82.36		106.27				100.69			69.81		87.26
Closing foreign exchange rate | $ / $				0.775				0.800					0.800
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.51				3.61					2.99
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	82.16		84.00		108.39				102.70			71.21		89.01
Closing foreign exchange rate | $ / $				0.775				0.800					0.800
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.60				3.69					3.05
2031 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	83.80		85.69		110.57				104.75			72.63		90.79
Closing foreign exchange rate | $ / $				0.775				0.800					0.800
2031 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.69				3.76					3.12
2032 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	85.48		87.40		112.77				106.85
Closing foreign exchange rate | $ / $				0.775				0.800
2032 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.79				3.84
2033 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices			89.15		115.03
Closing foreign exchange rate | $ / $				0.775
2033 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						4.88